Net Loss per Share (Tables)	12 Months Ended
Dec. 31, 2013
Schedule of Net Loss per Common Share, Basic and Diluted

The following table sets forth the computation of net loss per common share (in thousands, except per share amounts):

	Year Ended December 31,
	2011	2012	2013
Numerator:
Net loss	$(16,782)	$(35,756)	$(120,635)

Denominator:
Weighted average number of shares outstanding—basic and diluted	8,447	10,917	45,271

Net loss per share—basic and diluted	$(1.99)	$(3.28)	$(2.66)

Schedule of Antidilutive Securities Excluded from Net Loss per Share Computation

The following outstanding options, unvested shares and units, ESPP shares, warrants, and convertible preferred stock were excluded (as common stock equivalents) from the computation of diluted net loss per common share for the periods presented as their effect would have been antidilutive (in thousands):

	As of December 31,
	2011	2012	2013

Options to purchase common stock	14,711	17,336	27,422
Unvested early exercised common shares	2,556	7,832	4,877
Unvested restricted stock awards and units	—	—	3,602
Convertible preferred stock	69,473	73,747	—
Warrants to purchase convertible preferred stock	616	616	—
Warrants to purchase common stock	—	—	312
ESPP shares	—	—	249